Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 81,803	$ 78,180
Gross unrealized gains	595	723
Gross unrealized losses	(757)	(568)
Fair value	81,641	78,335
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,245	3,841
Gross unrealized gains		1
Gross unrealized losses	(144)	(139)
Fair value	4,101	3,703
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,343	3,328
Gross unrealized gains	1	3
Gross unrealized losses	(246)	(199)
Fair value	3,098	3,132
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	35,427	34,678
Gross unrealized gains	233	353
Gross unrealized losses	(327)	(204)
Fair value	35,333	34,827
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,948	5,949
Gross unrealized gains	2	8
Gross unrealized losses	(2)	(1)
Fair value	5,948	5,956
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,755	2,757
Gross unrealized gains	1	2
Gross unrealized losses	(16)	(12)
Fair value	2,740	2,747
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,157	7,074
Gross unrealized gains	1	1
Gross unrealized losses	(1)	(1)
Fair value	7,157	7,074
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	555	580
Gross unrealized gains	5	6
Gross unrealized losses	(1)
Fair value	559	586
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	22,128	19,731
Gross unrealized gains	47	57
Gross unrealized losses	(19)	(11)
Fair value	22,156	19,777
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	245	242
Gross unrealized gains	305	292
Gross unrealized losses	(1)	(1)
Fair value	$ 549	$ 533